Government Grants - Schedule of Disclosure of Government Grants Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Government Grants [Line Items]
Income from government grants	$ 97	$ 67	$ 58
Cost of revenue
Government Grants [Line Items]
Income from government grants	33	31	29
Research and development expenses
Government Grants [Line Items]
Income from government grants	$ 64	$ 36	$ 29